Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Brokerage and securities related receivables Cash/margin receivables 40,157 50,394 Receivables from prime brokerage 5 4 Pending securities transactions past settlement date 1,801 2,385 Receivables from unsettled regular way trades 30,603 18,467 Total brokerage and securities related receivables 72,566 71,250 Debt Securities held to collect 21,853 25,500 Accrued interest receivable 4,158 3,588 Assets held for sale 0 40 Assets related to insurance business 92 6 Other 16,028 17,740 Total other assets 114,698 118,124 in € m. Dec 31, 2023 Dec 31, 2022 Brokerage and securities related payables Cash/margin payables 49,516 62,824 Payables from prime brokerage 18 24 Pending securities transactions past settlement date 2,641 2,982 Payables from unsettled regular way trades 29,365 16,882 Total brokerage and securities related payables 81,539 82,711 Accrued interest payable 4,785 2,826 Liabilities held for sale 0 208 Lease liabilities 4,493 4,470 Liabilities related to insurance business 87 1 Other 22,114 23,433 Total other liabilities 113,018 113,648